OTHER LONG-TERM LIABILITIES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lease less than one year	$ 99
Lease one to two years	19
Lease Two to three years
Gross lease liabilities	118
Effect of discounting	(2)
Present value of minimum lease payments - total lease liability	116	$ 289
Less: Current portion	(97)
Long-term lease liabilities	$ 19